TOUCHSTONE SMALL CAP CORE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP CORE FUND
TOUCHSTONE SMALL CAP CORE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Small Cap Core Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 92 and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement
of Additional Information on page 92.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TOUCHSTONE SMALL CAP CORE FUND (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TOUCHSTONE SMALL CAP CORE FUND		Class A	Class C	Class Y	Institutional
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.69%	0.66%	0.36%	0.31%
Total Annual Fund Operating Expenses		1.79%	2.51%	1.21%	1.16%
Fee Waiver and/or Expense Reimbursement	[1]	0.45%	0.42%	0.12%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34%	2.09%	1.09%	0.94%
[1]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.34%, 2.09%, 1.09% and 0.94% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the one year contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TOUCHSTONE SMALL CAP CORE FUND (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	704	312	111	96
Expense Example, With Redemption, 3 Years	1,065	742	372	347
Expense Example, With Redemption, 5 Years	1,449	1,298	653	617
Expense Example, With Redemption, 10 Years	2,524	2,814	1,455	1,389

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TOUCHSTONE SMALL CAP CORE FUND Class C	212	742	1,298	2,814

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Touchstone Small Cap Core Fund invests, under normal conditions, at least
80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000 Index
(between $130 million and $3 billion at the time of its most recent reconstitution on June 24, 2011), the S&P SmallCap 600 Index (between $300 million and $3.66 billion as of December 31, 2011), or the Dow Jones U.S. Small
Cap Total Stock Market Index (between $0 and $4.2 billion at the time of its most recent reconstitution on December 30, 2011) at the time of purchase. The size of the companies in these indices will change with market conditions.

The sub-advisor, London Company of Virginia d/b/a The London Company ("TLC"),
seeks to purchase financially stable small-cap companies that TLC believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values.  Guiding principles of TLC's small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share,
(2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will hold approximately 30 to 40 securities.  TLC invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

TLC utilizes a bottom-up approach in the security selection process.  The firm screens a small cap index against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio and free cash flow yield. The team seeks companies that are trading at 30-40% discount to intrinsic value.  TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether or not management's interests are aligned with shareholders'
interests.  TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value.  Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase.

TLC generally sells a security when it becomes overvalued and has reached TLC's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of small cap equity investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Small Cap Core Fund - Class A Total Return as of December 31

Best Quarter: 4th Quarter 2011 +16.94 Worst Quarter: 3rd Quarter 2011 -15.32%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns TOUCHSTONE SMALL CAP CORE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	0.02%	13.00%	Sep. 30, 2009
Class C	Class C Return Before Taxes	4.38%	15.24%	Sep. 30, 2009
Class Y	Class Y Return Before Taxes	6.42%	16.40%	Sep. 30, 2009
Institutional	Institutional Shares Return Before Taxes	6.54%	16.50%	Sep. 30, 2009
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	(0.17%)	12.90%	Sep. 30, 2009
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.25%	11.16%	Sep. 30, 2009
Russell 2000 Index	Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	10.41%	Sep. 30, 2009